Provisions - Spanish Entities - Fair value of plan assets and insurance contracts linked to pensions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	€ 192	€ 210
Fair value of insurance contracts linked to pensions at end of year	174	192	€ 210
Post-employment plans
Insurance contracts linked to pensions
Expected return on insurance contracts linked to pensions	1	2	4
Other similar obligations
Insurance contracts linked to pensions
Expected return on insurance contracts linked to pensions	0	0	0
Spain | Post-employment plans
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	192	210	238
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	1	2	4
Benefits paid	(21)	(24)	(27)
Paid premiums	0	0	2
Actuarial gains/(losses)	2	4	(7)
Fair value of insurance contracts linked to pensions at end of year	174	192	210
Spain | Other similar obligations
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	0	0	1
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	0	(1)
Paid premiums	0	0	0
Actuarial gains/(losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	0	0	0
Spain | Plan Assets | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	1,547	1,500	1,640
Incorporation of Group companies, net	0	0	0
Expected return on plan assets	13	19	26
Benefits paid	(94)	(108)	(115)
Contributions/(surrenders)	5	8	21
Actuarial gains/(losses)	76	128	(73)
Exchange differences and other items	(5)	0	1
Fair value of plan assets at end of year	1,542	1,547	1,500
Spain | Plan Assets | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	14	15	17
Incorporation of Group companies, net	0	0	0
Expected return on plan assets	0	0	0
Benefits paid	(2)	(2)	(2)
Contributions/(surrenders)	0	0	0
Actuarial gains/(losses)	0	0	(1)
Exchange differences and other items	0	1	1
Fair value of plan assets at end of year	€ 12	€ 14	€ 15